Income Taxes - Reconciliation of income tax percentage (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory federal income tax rate - expense	21.00%	21.00%	21.00%
Tax credits	(9.80%)	(14.90%)	(1.90%)
Section 338(h)(10) impact	93.00%	0.00%	0.00%
Adjustments to prior year tax liabilities	(6.60%)	(3.10%)	0.20%
Dividends received deduction	(1.20%)	(1.90%)	(0.50%)
State income taxes	1.80%	3.40%	0.50%
Non-deductible expenses	0.00%	0.00%	0.10%
Sale of ALNY subsidiary	95.10%	0.00%	0.00%
Other	5.50%	(0.10%)	0.00%
Effective income tax rate - expense	198.80%	4.40%	19.40%